Statement of cash flows	12 Months Ended
Dec. 31, 2020
Disclosure Of Cash Flow Statement [Abstract]
Statement of cash flows

11 Statement of cash flows

Accounting policy

Cash and cash equivalents comprise cash balances, call deposits and other short-term highly liquid investments and are held in the statement of financial position at fair value.

RECONCILIATION OF OPERATING PROFIT TO CASH GENERATED FROM OPERATIONS	2020	2019	2018
	£m	£m	£m
Operating profit	1,525	2,101	1,964
Share of results of joint ventures	(15)	(41)	(32)
Amortisation of acquired intangible assets	376	294	287
Amortisation of internally developed intangible assets	319	249	225
Depreciation of property, plant and equipment	60	58	62
Depreciation of right-of-use assets	88	82	77
Share based remuneration	25	32	41
Total non-cash items	868	715	692
Increase in inventories and pre-publication costs	(18)	(14)	(7)
Decrease/(increase) in receivables	149	(116)	(89)
(Decrease)/increase in payables	(245)	79	27
Increase in working capital	(114)	(51)	(69)
Cash generated from operations	2,264	2,724	2,555

CASH FLOW ON ACQUISITIONS		2020	2019	2018
	Note	£m	£m	£m
Purchase of businesses	12	-864	(399)	(919)
Deferred payments relating to prior year acquisitions		-5	(24)	(16)
Total		-869	(423)	(935)

11 Statement of cash flows (continued)

RECONCILIATION OF NET BORROWINGS
	Cash and cash equivalents £m	Borrowings £m	Related derivative financial instruments £m	Finance lease receivable £m	2020 £m	2019 £m	2018 £m
At start of year	138	(6,414)	52	33	(6,191)	(6,177)	(5,042)
(Decrease)/increase in cash and cash equivalents	(51)	—	—	—	(51)	27	1
Decrease/(increase) in short-term bank loans, overdrafts and commercial paper	—	436	—	—	436	(98)	(147)
Issuance of term debt	—	(2,342)	—	—	(2,342)	(729)	(958)
Repayment of term debt	—	1,233	—	—	1,233	617	211
Repayment of leases	—	105	—	(15)	90	86	81
Change in net borrowings resulting from cash flows	(51)	(568)	—	(15)	(634)	(97)	(812)
Borrowings in acquired businesses	—	(3)	—	—	(3)	(6)	(12)
Remeasurement and derecognition of leases	—	(8)	—	—	(8)	(28)	(12)
Inception of leases	—	(25)	—	1	(24)	(60)	(28)
Fair value and other adjustments to borrowings and related derivatives	—	(76)	72	—	(4)	(94)	(25)
Exchange translation differences	1	(29)	(5)	(1)	(34)	271	(246)
At end of year	88	(7,123)	119	18	(6,898)	(6,191)	(6,177)

Net borrowings comprise cash and cash equivalents, loan capital, lease liabilities and receivables, promissory notes, bank and other loans, derivative financial instruments that are used to hedge certain borrowings and adjustments in respect of cash collateral received/paid. The Group monitors net borrowings as part of capital and liquidity management.